Schedule of Investments (Unaudited) (Details) - Schedule of Investment		Apr. 30, 2015 USD ($) oz	Jan. 31, 2015 USD ($) oz	May. 06, 2014 oz	May. 05, 2014 USD ($)
Schedule of Investments [Line Items]
Fine Ounces (in Ounces) | oz			51,379	1,000
Cost		$ 65,155,193	$ 65,938,882
Fair Value		$ 60,053,590	$ 64,750,586		$ 1,306,250
% of Net Assets			100.00%
Gold Bullion [Member]
Schedule of Investments [Line Items]
Fine Ounces (in Ounces) | oz		50,882	51,379
Cost		$ 65,155,193	$ 65,938,882
Fair Value		$ 60,053,590	$ 64,750,586
% of Net Assets		100.00%	100.00%
Total Investments [Member]
Schedule of Investments [Line Items]
Cost		$ 65,155,193	$ 65,938,882
Fair Value		$ 60,053,590	$ 64,750,586
% of Net Assets		100.00%	100.00%
Liabilities in excess of other assets [Member]
Schedule of Investments [Line Items]
Fair Value		$ (7)	$ (3)
% of Net Assets	[1]	0.00%	0.00%
Net Assets [Member]
Schedule of Investments [Line Items]
Fair Value		$ 60,053,583	$ 64,750,583
% of Net Assets		100.00%	100.00%

[1]	Amount is less than 0.005%